Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,892,302)	$ (12,024,068)	$ (14,648,792)	$ (12,401,393)
Amortization of loan cost	13,537
Loss on extinguishment of debt	122,884
Stock issuance in exchange for services	232,577	4,647,500
Gift card liability	448,087
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	467,087	329,840	482,389	147,938
Amortization of discount on notes payable	939,162	7,720	13,727	21,685
Credit (recovery) loss expense	39,622	21,309	(17,912)	43,461
Stock-based compensation	36,015	36,469	5,860,695	4,688,298
Share of loss in joint venture	70	19,096	14,948	20,161
(Increase) decrease in assets:
Prepaid expenses and other current assets	(429,756)	259,114	372,489	(521,237)
Accounts receivable	(129,855)	(109,386)	(78,093)	96,553
Other assets	(39,725)	(6,487)	(6,654)	(32,890)
Inventory	75,984	(1,034,272)	(485,759)	147,759
Operating lease right-of-use assets	142,120	208,181	282,593	219,519
Increase (decrease) in liabilities:
Accounts payable	468,591	349,488	410,623	235,765
Accrued expenses	154,518	194,910	272,873	20,251
Operating lease liabilities	(142,120)	(208,181)	(282,593)	(219,519)
Deferred revenue	(1,042,290)	966,084	(80,786)	806,093
CASH USED IN OPERATING ACTIVITIES	(5,535,794)	(6,342,683)	(7,890,252)	(6,727,556)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchases of property and equipment	(85,042)	(113,150)	(113,149)	(470,520)
Cash paid for purchases of intangibles	(2,192)	(351,216)	(354,040)	(640,494)
CASH USED IN INVESTING ACTIVITIES	(87,234)	(464,366)	(467,189)	(1,111,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock	1,945,352	2,389,680	2,999,051	3,559,735
Proceeds from SAFE notes		3,598,805	3,598,805	2,642,182
Payments on short-term notes payable	(443,186)	(303,498)	(411,247)
Payments on long-term notes payable	(410)	(230)	(364)	(363,245)
Proceeds from short-term notes payable	1,733,170	2,367,500	2,367,500
Payment for equity repurchase		(2,750)	(2,750)
Proceeds from convertible notes	3,000,000
Warrants exercised	3,034	88	95
Due from (to) related parties	(18,202)	(25,768)	14,230	682
CASH PROVIDED BY FINANCING ACTIVITIES	6,219,758	8,023,827	8,565,320	5,839,354
NET INCREASE IN CASH	596,730	1,216,778	207,879	(1,999,216)
CASH AT BEGINNING OF PERIOD	477,908	270,029	270,029	2,269,245
CASH AT END OF PERIOD	1,074,638	1,486,807	477,908	270,029
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	8,983	47,439	56,824	104,361
Enterprise income taxes paid to People’s Republic of China	1,482	1,722	2,353	10,676
Delaware franchise tax paid	65,484	55,258	55,258	26,439
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt extinguished for issuance of preferred stock	462,975
SAFE notes converted to preferred stock		4,594,323	4,594,323	3,348,356
Conversion of preferred stock to common stock	22,153
Investor incentive	214,906
Fair value of warrants issued with convertible note	2,145,601
Recognition of right-of-use assets - operating	$ 64,103		$ 821,644	$ 443,112